FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2020
FINANCIAL INSTRUMENTS (Tables) [Line Items]
Schedule of Financial Assets and Liabilites	The following tables analyse the carrying amounts of the financial assets and liabilities by category and by balance sheet heading.

	Derivatives designated as hedging instruments	Mandatorily held at fair value through profit or loss		Designated at fair value through profit or loss	At fair value through other comprehensive income	Held at amortised cost	Total
		Held for trading	Other
The Group	£m	£m	£m	£m	£m	£m	£m
At 31 December 2020
Financial assets
Cash and balances at central banks	—	—	—	—	—	49,888	49,888
Items in the course of collection from banks	—	—	—	—	—	300	300
Financial assets at fair value through profit or loss	—	—	1,674	—	—	—	1,674
Derivative financial instruments	674	7,667	—	—	—	—	8,341
Loans and advances to banks	—	—	—	—	—	5,950	5,950
Loans and advances to customers	—	—	—	—	—	480,141	480,141
Debt securities	—	—	—	—	—	5,137	5,137
Due from fellow Lloyds Banking Group undertakings	—	—	—	—	—	738	738
Financial assets at amortised cost	—	—	—	—	—	491,966	491,966
Financial assets at fair value through other comprehensive income	—	—	—	—	27,260	—	27,260
Total financial assets	674	7,667	1,674	—	27,260	542,154	579,429
Financial liabilities
Deposits from banks	—	—	—	—	—	24,997	24,997
Customer deposits	—	—	—	—	—	434,569	434,569
Due to fellow Lloyds Banking Group undertakings	—	—	—	—	—	6,875	6,875
Items in course of transmission to banks	—	—	—	—	—	302	302
Financial liabilities at fair value through profit or loss	—	3	—	6,828	—	—	6,831
Derivative financial instruments	590	7,638	—	—	—	—	8,228
Notes in circulation	—	—	—	—	—	1,305	1,305
Debt securities in issue	—	—	—	—	—	59,293	59,293
Other	—	—	—	—	—	1,592	1,592
Subordinated liabilities	—	—	—	—	—	9,242	9,242
Total financial liabilities	590	7,641	—	6,828	—	538,175	553,234

	Derivatives designated as hedging instruments	Mandatorily held at fair value through profit or loss		Designated at fair value through profit or loss	At fair value through other comprehensive income	Held at amortised cost	Total
		Held for trading	Other
The Group	£m	£m	£m	£m	£m	£m	£m
At 31 December 2019
Financial assets
Cash and balances at central banks	—	—	—	—	—	38,880	38,880
Items in the course of collection from banks	—	—	—	—	—	292	292
Financial assets at fair value through profit or loss	—	290	1,994	—	—	—	2,284
Derivative financial instruments	1,117	7,377	—	—	—	—	8,494
Loans and advances to banks	—	—	—	—	—	4,852	4,852
Loans and advances to customers	—	—	—	—	—	474,470	474,470
Debt securities	—	—	—	—	—	5,325	5,325
Due from fellow Lloyds Banking Group undertakings	—	—	—	—	—	1,854	1,854
Financial assets at amortised cost	—	—	—	—	—	486,501	486,501
Financial assets at fair value through other comprehensive income	—	—	—	—	24,617	—	24,617
Total financial assets	1,117	7,667	1,994	—	24,617	525,673	561,068
Financial liabilities
Deposits from banks	—	—	—	—	—	23,593	23,593
Customer deposits	—	—	—	—	—	396,839	396,839
Due to fellow Lloyds Banking Group undertakings	—	—	—	—	—	4,893	4,893
Items in course of transmission to banks	—	—	—	—	—	354	354
Financial liabilities at fair value through profit or loss	—	171	—	7,531	—	—	7,702
Derivative financial instruments	1,029	8,802	—	—	—	—	9,831
Notes in circulation	—	—	—	—	—	1,079	1,079
Debt securities in issue	—	—	—	—	—	76,431	76,431
Other	—	—	—	—	—	1,755	1,755
Subordinated liabilities	—	—	—	—	—	12,586	12,586
Total financial liabilities	1,029	8,973	—	7,531	—	517,530	535,063

	Derivatives designated as hedging instruments	Mandatorily held at fair value through profit or loss		Designated at fair value through profit or loss	At fair value through other comprehensive income	Held at amortised cost	Total
		Held for trading	Other
The Bank	£m	£m	£m	£m	£m	£m	£m
At 31 December 2020
Financial assets
Cash and balances at central banks	—	—	—	—	—	45,753	45,753
Items in the course of collection from banks	—	—	—	—	—	257	257
Financial assets at fair value through profit or loss	—	—	1,724	—	—	—	1,724
Derivative financial instruments	242	12,353	—	—	—	—	12,595
Loans and advances to banks	—	—	—	—	—	5,656	5,656
Loans and advances to customers	—	—	—	—	—	178,269	178,269
Debt securities	—	—	—	—	—	4,315	4,315
Due from fellow Lloyds Banking Group undertakings	—	—	—	—	—	128,771	128,771
Financial assets at amortised cost	—	—	—	—	—	317,011	317,011
Financial assets at fair value through other comprehensive income	—	—	—	—	24,647	—	24,647
Total financial assets	242	12,353	1,724	—	24,647	363,021	401,987
Financial liabilities
Deposits from banks	—	—	—	—	—	10,304	10,304
Customer deposits	—	—	—	—	—	264,473	264,473
Due to fellow Lloyds Banking Group undertakings	—	—	—	—	—	39,836	39,836
Items in course of transmission to banks	—	—	—	—	—	199	199
Financial liabilities at fair value through profit or loss	—	2	—	7,905	—	—	7,907
Derivative financial instruments	289	10,783	—	—	—	—	11,072
Debt securities in issue	—	—	—	—	—	48,109	48,109
Other	—	—	—	—	—	885	885
Subordinated liabilities	—	—	—	—	—	7,751	7,751
Total financial liabilities	289	10,785	—	7,905	—	371,557	390,536

	Derivatives designated as hedging instruments	Mandatorily held at fair value through profit or loss		Designated at fair value through profit or loss	At fair value through other comprehensive income	Held at amortised cost	Total
		Held for trading	Other
The Bank	£m	£m	£m	£m	£m	£m	£m
At 31 December 2019
Financial assets
Cash and balances at central banks	—	—	—	—	—	35,741	35,741
Items in the course of collection from banks	—	—	—	—	—	252	252
Financial assets at fair value through profit or loss	—	290	413	—	—	—	703
Derivative financial instruments	207	13,431	—	—	—	—	13,638
Loans and advances to banks	—	—	—	—	—	4,453	4,453
Loans and advances to customers	—	—	—	—	—	177,569	177,569
Debt securities	—	—	—	—	—	5,241	5,241
Due from fellow Lloyds Banking Group undertakings	—	—	—	—	—	202,277	202,277
Financial assets at amortised cost	—	—	—	—	—	389,540	389,540
Financial assets at fair value through other comprehensive income	—	—	—	—	22,160	—	22,160
Total financial assets	207	13,721	413	—	22,160	425,533	462,034
Financial liabilities
Deposits from banks	—	—	—	—	—	7,122	7,122
Customer deposits	—	—	—	—	—	239,762	239,762
Due to fellow Lloyds Banking Group undertakings	—	—	—	—	—	109,771	109,771
Items in course of transmission to banks	—	—	—	—	—	198	198
Financial liabilities at fair value through profit or loss	—	213	—	7,484	—	—	7,697
Derivative financial instruments	267	13,944	—	—	—	—	14,211
Debt securities in issue	—	—	—	—	—	61,509	61,509
Other	—	—	—	—	—	975	975
Subordinated liabilities	—	—	—	—	—	9,909	9,909
Total financial liabilities	267	14,157	—	7,484	—	429,246	451,154

Schedule of Financial Liabilities Excluding Derivatives

	Level 1	Level 2	Level 3	Total
The Group	£m	£m	£m	£m
At 31 December 2020
Financial liabilities at fair value through profit or loss
Liabilities designated at fair value through profit or loss	—	6,783	45	6,828
Trading liabilities:
Other deposits	—	2	—	2
Short positions in securities	1	—	—	1
	1	2	—	3
Total financial liabilities carried at fair value, excluding derivatives	1	6,785	45	6,831

	Level 1	Level 2	Level 3	Total
The Group	£m	£m	£m	£m
At 31 December 2019
Financial liabilities at fair value through profit or loss
Liabilities designated at fair value through profit or loss	—	7,484	47	7,531
Trading liabilities:
Other deposits	—	98	—	98
Short positions in securities	73	—	—	73
	73	98	—	171
Total financial liabilities carried at fair value, excluding derivatives	73	7,582	47	7,702

	Level 1	Level 2	Level 3	Total
The Bank	£m	£m	£m	£m
At 31 December 2020
Financial liabilities at fair value through profit or loss
Liabilities designated at fair value through profit or loss	—	7,905	—	7,905
Trading liabilities:
Other deposits	—	2	—	2
Short positions in securities	—	—	—	—
	—	2	—	2
Total financial liabilities carried at fair value, excluding derivatives	—	7,907	—	7,907

	Level 1	Level 2	Level 3	Total
The Bank	£m	£m	£m	£m
At 31 December 2019
Financial liabilities at fair value through profit or loss
Liabilities designated at fair value through profit or loss	—	7,484	—	7,484
Trading liabilities:
Other deposits	—	140	—	140
Short positions in securities	73	—	—	73
	73	140	—	213
Total financial liabilities carried at fair value, excluding derivatives	73	7,624	—	7,697

Schedule of Valuation Adjustment Movements
The following table summarises the movement on this valuation adjustment account for the Group during 2019 and 2020:

	2020	2019
	£m	£m
At 1 January	214	272
Income statement charge (credit)	28	(56)
Transfers	—	(2)
At 31 December	242	214

Schedule of Valuation Adjustments	Represented by:

	2020	2019
	£m	£m
Credit Valuation Adjustment	178	141
Debit Valuation Adjustment	(6)	(5)
Funding Valuation Adjustment	70	78
	242	214

Schedule of Valuation Hierarchy for Financial Assets

			Valuation hierarchy
	Carrying value	Fair value	Level 1	Level 2	Level 3
The Group	£m	£m	£m	£m	£m
At 31 December 2020
Financial assets at amortised cost:
Loans and advances to customers	480,141	479,518	—	54,447	425,071
Loans and advances to banks	5,950	5,949	—	1,626	4,323
Debt securities	5,137	5,129	—	5,129	—
Due from fellow Lloyds Banking Group undertakings	738	738	—	—	738
Reverse repos included in above amounts:
Loans and advances to customers	54,447	54,447	—	54,447	—
Loans and advances to banks	1,626	1,626	—	1,626	—
At 31 December 2019
Financial assets at amortised cost:
Loans and advances to customers	474,470	475,128	—	51,624	423,504
Loans and advances to banks	4,852	4,849	—	408	4,441
Debt securities	5,325	5,317	—	5,317	—
Due from fellow Lloyds Banking Group undertakings	1,854	1,854	—	—	1,854
Reverse repos included in above amounts:
Loans and advances to customers	51,624	51,624	—	51,624	—
Loans and advances to banks	408	408	—	408	—

	Carrying value	Fair value	Valuation hierarchy
			Level 1	Level 2	Level 3
The Bank	£m	£m	£m	£m	£m
At 31 December 2020
Financial assets at amortised cost:
Loans and advances to customers	178,269	176,523	—	54,447	122,076
Loans and advances to banks	5,656	5,655	—	1,626	4,029
Debt securities	4,315	4,315	—	4,315	—
Due from fellow Lloyds Banking Group undertakings	128,771	128,771	—	—	128,771
Reverse repos included in above amounts:
Loans and advances to customers	54,447	54,447	—	54,447	—
Loans and advances to banks	1,626	1,626	—	1,626	—
At 31 December 2019
Financial assets at amortised cost:
Loans and advances to customers	177,569	175,200	—	51,624	123,576
Loans and advances to banks	4,453	4,450	—	408	4,042
Debt securities	5,241	5,242	—	5,242	—
Due from fellow Lloyds Banking Group undertakings	202,277	202,277	—	—	202,277
Reverse repos included in above amounts:
Loans and advances to customers	51,624	51,624	—	51,624	—
Loans and advances to banks	408	408	—	408	—

Schedule of Valuation Hierarchy for Financial Liabilities
The table below analyses the fair values of the financial liabilities of the Group which are carried at amortised cost by valuation methodology (level 1, 2 or 3, as described on page F-98).

			Valuation hierarchy
	Carrying value	Fair value	Level 1	Level 2	Level 3
The Group	£m	£m	£m	£m	£m
At 31 December 2020
Deposits from banks	24,997	24,998	—	24,998	—
Customer deposits	434,569	434,740	—	427,663	7,077
Due to fellow Lloyds Banking Group undertakings	6,875	6,875	—	6,875	—
Debt securities in issue	59,293	62,931	—	62,931	—
Subordinated liabilities	9,242	10,275	—	10,275	—
Repos included in above amounts:
Deposits from banks	18,767	18,767	—	18,767	—
Customer deposits	9,417	9,417	—	9,417	—
At 31 December 2019
Deposits from banks	23,593	23,497	—	23,497	—
Customer deposits	396,839	397,222	—	391,987	5,235
Due to fellow Lloyds Banking Group undertakings	4,893	4,893	—	4,893	—
Debt securities in issue	76,431	78,632	—	78,632	—
Subordinated liabilities	12,586	14,542	—	14,542	—
Repos included in above amounts:
Deposits from banks	18,105	18,105	—	18,105	—
Customer deposits	9,530	9,530	—	9,530	—

			Valuation hierarchy
	Carrying value	Fair value	Level 1	Level 2	Level 3
The Bank	£m	£m	£m	£m	£m
At 31 December 2020
Deposits from banks	10,304	10,304	—	10,304	—
Customer deposits	264,473	264,497	—	264,497	—
Due to fellow Lloyds Banking Group undertakings	39,836	39,836	—	39,836	—
Debt securities in issue	48,109	50,824	—	50,824	—
Subordinated liabilities	7,751	8,387	—	8,387	—
Repos included in above amounts:
Deposits from banks	5,087	5,087	—	5,087	—
Customer deposits	9,417	9,417	—	9,417	—
At 31 December 2019
Deposits from banks	7,122	7,025	—	7,025	—
Customer deposits	239,762	239,952	—	239,952	—
Due to fellow Lloyds Banking Group undertakings	109,771	109,771	—	109,771	—
Debt securities in issue	61,509	63,483	—	63,483	—
Subordinated liabilities	9,909	10,974	—	10,974	—
Repos included in above amounts:
Deposits from banks	2,645	2,645	—	2,645	—
Customer deposits	9,530	9,530	—	9,530	—

Liabilities
FINANCIAL INSTRUMENTS (Tables) [Line Items]
Schedule of Movements in Level 3 - Portfolio, Financial Liabilities Excluding Derivatives
The table below analyses movements in the level 3 financial liabilities portfolio, excluding derivatives.

	2020	2019
The Group	£m	£m
At 1 January	47	—
Gains recognised in the income statement within other income	—	1
Redemptions	(2)	(5)
Transfers into the level 3 portfolio	—	51
Transfers out of the level 3 portfolio	—	—
At 31 December	45	47
Gains recognised in the income statement, within other income, relating to the change in fair value of those liabilities held at 31 December	—	—

Level 3
FINANCIAL INSTRUMENTS (Tables) [Line Items]
Schedule of Movements in Level 3 - Portfolio, Financial Liabilities Excluding Derivatives
The table below analyses movements in level 3 financial assets, excluding derivatives, carried at fair value (recurring measurement).

	2020			2019
	Financial assets at fair value through profit or loss	Financial assets at fair value through other comprehensive income	Total level 3 assets carried at fair value, excluding derivatives (recurring basis)	Financial assets at fair value through profit or loss	Financial assets at fair value through other comprehensive income	Total level 3 assets carried at fair value, excluding derivatives (recurring basis)
The Group	£m	£m	£m	£m	£m	£m
At 1 January	1,829	60	1,889	2,721	53	2,774
Exchange and other adjustments	85	3	88	(74)	(3)	(77)
Gains recognised in the income statement within other income	20	—	20	4	—	4
Gains recognised in other comprehensive income within the revaluation reserve in respect of financial assets at fair value through other comprehensive income	—	4	4	—	11	11
Purchases/increases to customer loans	303	—	303	686	—	686
Sales/repayments of customer loans	(677)	(2)	(679)	(1,956)	(1)	(1,957)
Transfers into the level 3 portfolio	—	—	—	448	—	448
Transfers out of the level 3 portfolio	(49)	—	(49)	—	—	—
At 31 December	1,511	65	1,576	1,829	60	1,889
Gains (losses) recognised in the income statement, within other income, relating to the change in fair value of those assets held at 31 December	103	—	103	(76)	—	(76)

	2020			2019
	Financial assets at fair value through profit or loss	Financial assets at fair value through other comprehensive income	Total level 3 assets carried at fair value, excluding derivatives (recurring basis)	Financial assets at fair value through profit or loss	Financial assets at fair value through other comprehensive income	Total level 3 assets carried at fair value, excluding derivatives (recurring basis)
The Bank	£m	£m	£m	£m	£m	£m
At 1 January	409	—	409	890	—	890
Exchange and other adjustments	101	—	101	(28)	—	(28)
Gains recognised in the income statement within other income	5	—	5	—	—	—
Purchases/increases to customer loans	258	—	258	101	—	101
Sales/repayments of customer loans	(207)	—	(207)	(603)	—	(603)
Transfers into the level 3 portfolio	—	—	—	49	—	49
Transfers out of the level 3 portfolio	(49)	—	(49)	—	—	—
At 31 December	517	—	517	409	—	409
Gains (losses) recognised in the income statement, within other income, relating to the change in fair value of those assets held at 31 December	106	—	106	(28)	—	(28)

Schedule of Level 3 Derivative Assets and Liabilities
The table below analyses movements in level 3 derivative assets and liabilities carried at fair value.

	2020		2019
	Derivative assets	Derivative liabilities	Derivative assets	Derivative liabilities
The Group	£m	£m	£m	£m
At 1 January	—	(297)	5	(8)
Exchange and other adjustments	—	—	—	—
Losses (gains) recognised in the income statement within other income	1	—	—	—
(Sales) redemptions	—	19	—	47
Transfers into the level 3 portfolio	13	(41)	—	(344)
Transfers out of the level 3 portfolio	—	—	(5)	8
At 31 December	14	(319)	—	(297)
Gains (losses) recognised in the income statement, within other income, relating to the change in fair value of those assets or liabilities held at 31 December	1	—	—	—

	2020		2019
	Derivative assets	Derivative liabilities	Derivative assets	Derivative liabilities
The Bank	£m	£m	£m	£m
At 1 January	—	—	5	(8)
Exchange and other adjustments	—	—	—	—
Losses (gains) recognised in the income statement within other income	1	(8)	—	—
(Sales) redemptions	—	—	—	—
Transfers into the level 3 portfolio	13	(52)	—	—
Transfers out of the level 3 portfolio	—	—	(5)	8
At 31 December	14	(60)	—	—
Gains (losses) recognised in the income statement, within other income, relating to the change in fair value of those assets or liabilities held at 31 December	1	(8)	—	—

Schedule of Sensitivity of Level 3 Valuations

			At 31 December 2020			At 31 December 2019
				Effect of reasonably possible alternative assumptions[2]			Effect of reasonably possible alternative assumptions[2]
	Valuation techniques	Significant unobservable inputs[1]	Carrying value	Favourable changes	Unfavourable changes	Carrying value	Favourable changes	Unfavourable changes
			£m	£m	£m	£m	£m	£m
Financial assets at fair value through profit or loss:
Loans and advances to customers	Discounted cash flows	Interest rate spreads (bps) (-50bps/+106bps)[3]	1,511	47	(45)	1,782	36	(39)
Debt securities	Discounted cash flows	Credit spreads[4]	—	—	—	47	—	—
			1,511			1,829
Financial assets at fair value through other comprehensive income
Asset-backed securities	Lead manager or broker quote/consensus pricing	n/a	65	4	(4)	60	4	(4)
			65			60
Derivative financial assets
Interest rate derivatives	Option pricing model	Interest rate volatility (13%/128%)	14	—	—	—	—	—
			14			—
Level 3 financial assets carried at fair value			1,590			1,889
Financial liabilities at fair value through profit or loss	Discounted cash flows	Interest rate spreads (+/-50bps)[5]	45	1	(1)	47	1	(1)
Derivative financial liabilities
Interest rate derivatives	Option pricing model	Interest rate volatility (33%/60%)	48	—	—	—	—	—
Shared appreciation right	Market values – property valuation	HPI (+/-1%)[6]	271	24	(22)	297	17	(17)
			319			297
Level 3 financial liabilities carried at fair value			364			344
1Ranges are shown where appropriate and represent the highest and lowest inputs used in the level 3 valuations.
2Where the exposure to an unobservable input is managed on a net basis, only the net impact is shown in the table.
32019: 50bps/102bps
42019:+/- 3%
52019:+/- 50bps
62019:+/- 5%

Total level 3 assets carried at fair value, excluding derivatives (recurring basis)
FINANCIAL INSTRUMENTS (Tables) [Line Items]
Schedule of Financial Assets Excluding Derivatives

	Level 1	Level 2	Level 3	Total
The Group	£m	£m	£m	£m
At 31 December 2020
Financial assets at fair value through profit or loss
Loans and advances to customers	—	—	1,511	1,511
Equity shares	159	4	—	163
Total financial assets at fair value through profit or loss	159	4	1,511	1,674
Financial assets at fair value through other comprehensive income
Debt securities:
Government securities	14,267	—	—	14,267
Asset-backed securities	—	—	65	65
Corporate and other debt securities	491	12,437	—	12,928
	14,758	12,437	65	27,260
Total financial assets at fair value through other comprehensive income	14,758	12,437	65	27,260
Total financial assets carried at fair value, excluding derivatives	14,917	12,441	1,576	28,934

	Level 1	Level 2	Level 3	Total
The Group	£m	£m	£m	£m
At 31 December 2019
Financial assets at fair value through profit or loss
Loans and advances to customers	—	—	1,782	1,782
Debt securities:
Government securities	290	—	—	290
Corporate and other debt securities	—	—	47	47
	290	—	47	337
Equity shares	161	4	—	165
Total financial assets at fair value through profit or loss	451	4	1,829	2,284
Financial assets at fair value through other comprehensive income
Debt securities:
Government securities	12,844	238	—	13,082
Asset-backed securities	—	—	60	60
Corporate and other debt securities	—	11,036	—	11,036
	12,844	11,274	60	24,178
Treasury and other bills	439	—	—	439
Total financial assets at fair value through other comprehensive income	13,283	11,274	60	24,617
Total financial assets carried at fair value, excluding derivatives	13,734	11,278	1,889	26,901
Valuation hierarchy

	Level 1	Level 2	Level 3	Total
The Bank	£m	£m	£m	£m
At 31 December 2020
Financial assets at fair value through profit or loss
Loans and advances to customers	—	—	517	517
Debt securities:
Government securities	—	—	—	—
Corporate and other debt securities	—	1,203	—	1,203
	—	1,203	—	1,203
Equity shares	—	4	—	4
Total financial assets at fair value through profit or loss	—	1,207	517	1,724
Financial assets at fair value through other comprehensive income
Debt securities:
Government securities	14,114	—	—	14,114
Corporate and other debt securities	491	10,042	—	10,533
	14,605	10,042	—	24,647
Total financial assets at fair value through other comprehensive income	14,605	10,042	—	24,647
Total financial assets carried at fair value, excluding derivatives	14,605	11,249	517	26,371

	Level 1	Level 2	Level 3	Total
The Bank	£m	£m	£m	£m
At 31 December 2019
Financial assets at fair value through profit or loss
Loans and advances to customers	—	—	362	362
Debt securities:
Government securities	290	—	—	290
Corporate and other debt securities	—	—	47	47
	290	—	47	337
Equity shares	—	4	—	4
Total financial assets at fair value through profit or loss	290	4	409	703
Financial assets at fair value through other comprehensive income
Debt securities:
Government securities	12,700	238	—	12,938
Corporate and other debt securities	—	8,783	—	8,783
	12,700	9,021	—	21,721
Treasury and other bills	439	—	—	439
Total financial assets at fair value through other comprehensive income	13,139	9,021	—	22,160
Total financial assets carried at fair value, excluding derivatives	13,429	9,025	409	22,863

Recurring fair value measurement
FINANCIAL INSTRUMENTS (Tables) [Line Items]
Schedule of Derivatives

	2020				2019
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
The Group	£m	£m	£m	£m	£m	£m	£m	£m
Derivative assets	—	8,327	14	8,341	—	8,494	—	8,494
Derivative liabilities	—	(7,909)	(319)	(8,228)	—	(9,534)	(297)	(9,831)

	2020				2019
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
The Bank	£m	£m	£m	£m	£m	£m	£m	£m
Derivative assets	—	12,581	14	12,595	—	13,638	—	13,638
Derivative liabilities	—	(11,012)	(60)	(11,072)	—	(14,211)	—	(14,211)